Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances

NOTE 11 - FEDERAL HOME LOAN BANK ADVANCES

Long term advances from the FHLB were $17,500 at December 31, 2016 and $17,500 at December 31, 2015. Outstanding balances have maturity dates ranging from January 2017 to October 2019 and fixed rates ranging from 1.50% to 4.25%. The average rate on outstanding advances was 2.06%.

Scheduled principal reductions of FHLB advances outstanding at December 31, 2016 were as follows:

2017	$2,500
2018	10,000
2019	5,000

Total	$17,500

In addition to the borrowings, the Company had outstanding letters of credit with the FHLB totaling $19,600 at year-end 2016 and $21,200 at year-end 2015 used for pledging to secure public funds. FHLB borrowings and the letters of credit were collateralized by FHLB stock and by $102,150 and $138,600 of residential mortgage loans under a blanket lien arrangement at year-end 2016 and 2015, respectively.

The Company had a FHLB maximum borrowing capacity of $144,268 as of December 31, 2016, with remaining borrowing capacity of approximately $76,168. The borrowing arrangement with the FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.